Property, Plant And Equipment (Tables)	12 Months Ended
Feb. 24, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property, Plant and Equipment	Estimated Useful Lives (Years)	February 24, 2023	February 25, 2022
Land		$33.6	$33.3
Machinery and equipment	3 – 15	742.4	780.1
Buildings and improvements	10 – 40	414.1	401.9
Leasehold improvements	3 – 15	83.1	81.2
Capitalized software	3 – 10	80.4	77.1
Furniture and fixtures	5 – 8	64.1	61.1
Construction in progress		47.4	47.1
		1,465.1	1,481.8
Accumulated depreciation		(1,088.6)	(1,089.0)
		$376.5	$392.8